Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenues	$ 63,311,196	$ 49,864,047	$ 50,815,675
Cost of revenues	(57,010,755)	(43,329,908)	(42,193,756)
Gross profit	6,300,441	6,534,139	8,621,919
Operating expenses:
Selling and marketing expenses	(2,344,453)	(1,812,500)	(2,464,908)
General and administrative expenses	(4,824,085)	(1,725,898)	(2,831,805)
Research and development expenses	(1,680,797)	(1,874,219)	(607,484)
Total operating expenses	(8,849,335)	(5,412,617)	(5,904,197)
Operating income (expenses), net	(2,548,894)	1,121,522	2,717,722
Other income (expenses):
Unrealized loss from digital assets	(18,787)
Losses on equity investments	(50,975)
Interest expense	(207,848)	(202,693)	(88,728)
Interest income	60,955	50,966	37,477
Foreign exchange gain , net	110,914	98,948	(202,859)
Other income, net	479,076	206,875	96,188
Total other income (expenses), net	373,335	154,096	(157,922)
(Loss) Income before income tax expense	(2,175,559)	1,275,618	2,559,800
Income tax expense	(36,087)	(109,799)	(752,072)
Net (loss) income	(2,211,646)	1,165,819	1,807,728
Less: net loss attributable to non-controlling shareholders	484,319	694,832	708,067
Net (loss) income attributable to Skycorp Solar Group Ltd	(2,695,965)	470,987	1,099,661
Other comprehensive (loss) income:
Foreign currency translation adjustments	(236,066)	703,187	(464,574)
Comprehensive (loss) income	(2,447,712)	1,869,006	1,343,154
Less: comprehensive income attributable to non-controlling interests	487,872	737,068	654,331
Comprehensive (loss) income attributable to Skycorp Solar Group Ltd	$ (2,935,584)	$ 1,131,938	$ 688,823
Earnings per share, basic	$ (0.1)	$ 0.02	$ 0.04
Earnings per share, diluted	$ (0.1)	$ 0.02	$ 0.04
Weighted average number of ordinary shares outstanding, basic	26,156,164	25,000,000	25,000,000
Weighted average number of ordinary shares outstanding, diluted	26,156,164	25,000,000	25,000,000